Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities	12 Months Ended
Oct. 31, 2020
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Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities
Note 24: Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities
In the normal course of business, we enter into a variety of contracts under which we may be required to make payments to reimburse a counterparty for a loss if a third party does not perform according to the terms of a contract or does not make payments when due under the terms of a debt instrument, and contracts under which we provide indirect guarantees of the indebtedness of another party, all of which are considered guarantees.
Guarantees that qualify as derivatives are accounted for in accordance with the policy for derivative instruments (see Note 8). For guarantees that do not qualify as derivatives, the liability is initially recorded at fair value, which is generally the fee received. Subsequently, guarantees are recorded at the higher of the initial fair value, less amortization to recognize any fee income earned over the period, and our best estimate of the amount required to settle the obligation. Any change in the liability is reported in our Consolidated Statement of Income.
We enter into a variety of commitments, including
off-balance
sheet credit instruments, such as backstop liquidity facilities, securities lending, letters of credit, credit default swaps and commitments to extend credit, as a method of meeting the financial needs of our customers. These commitments include contracts where we may be required to make payments to a counterparty, based on changes in the value of an asset, liability or equity security that the counterparty holds, due to changes in an underlying interest rate, foreign exchange rate or other variable. The contractual amount of our commitments represents our maximum undiscounted potential exposure, before possible recoveries under recourse and collateral provisions. Collateral requirements for these instruments are consistent with our collateral requirements for loans.
A large majority of these commitments expire without being drawn upon. As a result, the total contractual amounts may not be representative of the funding likely to be required for these commitments.
We strive to limit credit risk by dealing only with counterparties that we believe are creditworthy, and we manage our credit risk for these instruments using the same credit risk process that is applied to loans and other credit assets.
The maximum amount payable related to our various commitments is as follows:

(Canadian $ in millions)	2020	2019
Financial Guarantees
Standby letters of credit	23,144	21,395
Credit default swaps (1)	1,795	2,068
Other Credit Instruments
Backstop liquidity facilities	5,601	5,550
Securities lending	4,349	4,102
Documentary and commercial letters of credit	1,034	1,272
Commitments to extend credit (2)	175,689	158,533
Other commitments	5,302	5,181
Total	216,914	198,101

(1)	The fair value of the related derivatives included in our Consolidated Balance Sheet was $(8) million as at October 31, 2020 ($43 million in 2019).
(2)	Commitments to extend credit exclude personal lines of credit and credit cards that are unconditionally cancellable at our discretion.

Financial Guarantees
Standby letters of credit represent our obligation to make payments to third parties on behalf of customers if they are unable to make the required payments or meet other contractual requirements. The majority have a term of one year or less. Collateral requirements for standby letters of credit and guarantees are consistent with our collateral requirements for loans. Standby letters of credit and guarantees include our guarantee of a subsidiary’s debt directly provided to a third party.
Written credit default swaps require us to compensate a counterparty following the occurrence of a credit event in relation to a specified reference obligation, such as a bond or a loan. The terms of these contracts range from less than one year to 10 years. Refer to Note 8 for details.
Other Credit Instruments
Backstop liquidity facilities are provided to ABCP programs administered by either us or third parties as an alternative source of financing when ABCP markets cannot be accessed. The terms of the backstop liquidity facilities do not require us to advance money to these programs in the event of insolvency of the borrower and generally do not require us to advance money against non-performing
or defaulted assets. The average term of these liquidity facilities is approximately 1 year.
We lend eligible customers’ securities to third-party borrowers who have been evaluated for credit risk using the same credit risk process that is applied to loans and other credit assets. In connection with these activities, we may provide indemnification to clients against losses resulting from the failure of the borrower to return loaned securities when due. All borrowings are fully collateralized with cash or marketable securities. As securities are loaned, we require borrowers to maintain collateral that is equal to or in excess of 100% of the fair value of the securities borrowed. The collateral is revalued on a daily basis.
Documentary and commercial letters of credit represent our agreement to honour drafts presented by a third party upon completion of specific activities.
Commitments to extend credit represent our commitment to our customers to grant them credit in the form of loans or other financings for specific amounts and maturities, subject to their meeting certain conditions.
Other commitments include commitments to fund external private equity funds and investments in equity and debt securities at market value at the time the commitments are drawn. In addition, we act as underwriter for certain new issuances under which we, alone or together with a syndicate of financial institutions, purchase the new issue for resale to investors.
Indemnification Agreements
In the normal course of operations, we enter into various agreements that provide general indemnifications. These indemnifications typically occur in connection with sales of assets, securities offerings, service contracts, director contracts, membership agreements, clearing arrangements, derivative contracts and leasing transactions. Based on historical experience, we expect the risk of loss to be remote.
Exchange and Clearinghouse Guarantees
We are a member of several securities and futures exchanges and central counterparties. Membership in certain of these organizations may require us to pay a pro rata share of the losses incurred by the organization in the event of default of another member. It is difficult to estimate our maximum exposure under these membership agreements, since this would require an assessment of future claims that may be made against us that have not yet occurred. Based on historical experience, we expect the risk of material

loss to be remote.
Pledged Assets and Collateral
In the ordinary course of business, we enter into trading, lending and borrowing activities that require us to pledge assets or provide collateral. Pledging and collateral transactions are typically conducted under terms and conditions that are usual and customary to the se
activities. If there is no default, the securities or their equivalents must be returned by the pledgee upon satisfaction of the obligation.

The following tables summarize our pledged assets and collateral, and the activities to which they relate:

(Canadian $ in millions)	2020	2019
Bank Assets
Cash and due from banks	111	1,895
Securities (1)(2)	75,104	71,001
Loans (2)	58,974	73,838
Other assets	6,344	3,722
	140,533	150,456
Third-party Assets (3)
Collateral received and available for sale or re-pledging	169,197	162,879
Less: Collateral not sold or re-pledged	(58,312)	(50,192)
	110,885	112,687
	251,418	263,143

(Canadian $ in millions)	2020	2019
Uses of pledged assets and collateral
Clearing systems, payment systems and depositories	7,550	4,958
Foreign governments and central banks	111	1,895
Obligations related to securities sold short	29,376	26,253
Obligations related to securities sold under repurchase agreements	80,962	73,696
Securities borrowing and lending	58,791	67,758
Derivatives transactions	9,613	9,614
Securitization	31,417	31,713
Covered bonds	25,948	27,208
Other	7,650	20,048
Total pledged assets and collateral	251,418	263,143

(1)	Includes NHA mortgage-backed securities of $6,121 million, which are included in loans on the Consolidated Balance Sheet ($3,688 million in 2019).
(2)	Includes encumbered assets relating to Large Value Transfer System.
(3)	Includes on-balance sheet securities borrowed or purchased under resale agreements and available off-balance sheet collateral received.
Certain comparative figures have been reclassified to conform with the current year’s presentation.

Lease Commitments
We have entered into a number of
non-cancellable
leases for premises and equipment. Our computer and software leases are typically fixed for one term. Leases that we have signed but have not yet taken possession of, were $991 million as at October 31, 2020.
Provisions and Contingent Liabilities
Provisions are recognized when we have a legal or constructive obligation as a result of past events, such as contractual commitments, legal or other obligations for which we can reliably estimate the obligation, and it is probable we will be required to settle the obligation. We recognize as a provision our best estimate of the amount required to settle the obligations as of the balance sheet date, taking into account the risks and uncertainties surrounding the obligations. Provisions are recorded in other liabilities on the Consolidated Balance Sheet. Contingent liabilities are potential obligations arising from past events, the existence of which will only be confirmed by the occurrence or non-occurrence
of one or more future events not wholly within our control, and are not included in the table below.
Legal Proceedings
The bank and its subsidiaries are party to legal proceedings, including regulatory investigations, in the ordinary course of business. We review the status of these proceedings regularly and establish provisions when in our judgment it becomes probable that we will incur a loss and the amount can be reliably estimated. While it is inherently difficult to predict the ultimate outcome of these proceedings, based on our current knowledge, we do not expect the outcome of any of these proceedings, individually or in the aggregate, to have a material adverse effect on the consolidated financial position or the results of operations of the bank.
During the year, an Ontario court made a liability finding and awarded an accounting of profits in a class action involving BMO Nesbitt Burns Inc., BMO InvestorLine Inc. and BMO Trust Company regarding disclosures of foreign exchange conversion spreads when converting foreign exchange in registered accounts. The monetary award will be determined at a court hearing in Q1 2021 based on an amount of $102.9 million, less reasonable expenses, plus prejudgment interest. The lawsuit claimed monetary awards up to
$
419
million (at May 2
0
19)
. We h
a
ve appealed the decision. The Plaintiffs have also appealed. An appropriate provision is in place.
Restructuring Charges
Provisions for restructuring charges as at October 31, 2020 are $336 million ($603 million as at October 31, 2019) which includes severance related costs to improve efficiency, and accelerate delivery against key bank-wide initiatives focused on digitization, organizational redesign and simplification of the way we do our business. This represents our best estimate of the amount that will ultimately be paid out.
Changes in the provision balance during the year were as follows:

(Canadian $ in millions)	2020	2019
Balance at beginning of year	680	284
Additional provisions/increase in provisions	141	666
Provisions utilized	(334)	(251)
Amounts reversed	(16)	(32)
Foreign exchange and other	1	13
Balance at end of year (1)	472	680

(1)	Balance includes severance obligations, restructuring charges and legal provisions.